MINERAL PROPERTIES, PLANT AND EQUIPMENT - Disclosure of detailed information about property, plant and equipment (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	$ 88,333
Impairments, net	424	$ 0
Mineral properties, plant and equipment at end of period	87,955	88,333
Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	740,999	709,561
Additions	30,090	31,554
Disposals	(4,672)	(116)
Mineral properties, plant and equipment at end of period	766,417	740,999
Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	652,666	620,784
Amortization	29,211	31,900
Impairments, net	424
Disposals	(3,839)	(18)
Mineral properties, plant and equipment at end of period	678,462	652,666
Mineral properties [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	44,459
Mineral properties, plant and equipment at end of period	42,543	44,459
Mineral properties [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	534,222	516,227
Additions	18,656	18,040
Disposals	0	(45)
Mineral properties, plant and equipment at end of period	552,878	534,222
Mineral properties [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	489,763	465,901
Amortization	18,676	23,862
Impairments, net	1,896
Disposals	0	0
Mineral properties, plant and equipment at end of period	510,335	489,763
Plant [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	11,814
Mineral properties, plant and equipment at end of period	11,630	11,814
Plant [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	104,010	102,501
Additions	2,506	1,509
Disposals	(71)
Mineral properties, plant and equipment at end of period	106,445	104,010
Plant [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	92,196	88,498
Amortization	4,472	3,698
Impairments, net	(1,782)
Disposals	(71)	0
Mineral properties, plant and equipment at end of period	94,815	92,196
Machinery & equipment and assets under finance lease [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	25,711
Mineral properties, plant and equipment at end of period	27,881	25,711
Machinery & equipment and assets under finance lease [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	76,476	66,255
Additions	7,762	10,292
Disposals	(3,235)	(71)
Mineral properties, plant and equipment at end of period	81,003	76,476
Machinery & equipment and assets under finance lease [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	50,765	47,813
Amortization	4,471	2,970
Impairments, net	310
Disposals	(2,424)	(18)
Mineral properties, plant and equipment at end of period	53,122	50,765
Building [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	3,096
Mineral properties, plant and equipment at end of period	3,148	3,096
Building [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	12,956	12,344
Additions	358	612
Disposals	0
Mineral properties, plant and equipment at end of period	13,314	12,956
Building [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	9,860	9,674
Amortization	306	186
Impairments, net	0
Disposals	0	0
Mineral properties, plant and equipment at end of period	10,166	9,860
Transport & office equipment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	3,253
Mineral properties, plant and equipment at end of period	2,753	3,253
Transport & office equipment [Member] | Carrying amount [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	13,335	12,234
Additions	808	1,101
Disposals	(1,366)
Mineral properties, plant and equipment at end of period	12,777	13,335
Transport & office equipment [Member] | Accumulated amortization and impairment [Member]
Disclosure of detailed information about property, plant and equipment [line items]
Mineral properties, plant and equipment at beginning of period	10,082	8,898
Amortization	1,286	1,184
Disposals	(1,344)
Mineral properties, plant and equipment at end of period	$ 10,024	$ 10,082